Pro Forma Results	12 Months Ended
Sep. 30, 2011
Pro Forma Results [Abstract]
Pro Forma Results

20. Pro Forma Results:

As discussed below in Note 21 Subsequent Event, the Company entered into an agreement on October 31, 2011 to sell substantially all of Analytica’s assets. The effect on the September 30, 2011 results would be as follows: total assets would increase approximately $0.3 million from $5.9 million to $6.2 million to reflect the sale of unbilled receivables, intangibles, and other assets of approximately $1.8 million with an increase to Earnout Receivable of $1.5 million and Prepaid Research – Receivable of $0.6 million; total liabilities would decrease approximately $4.3 million from $93.0 million to $88.7 million to reflect the payment of $4.0 million on the Laurus/Valens Note as well as the sale of deferred revenue and other liabilities; shareholders’ equity would increase approximately $4.6 million from the net gain on sale of assets including the revenue from the first Earnout Payment as defined below, for which the Company feels reasonably assured that the conditions to will be met on March 31, 2012.